Funds Receivable and Customer Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of assets underlying our funds receivable and customer accounts

The following table summarizes the assets underlying our funds receivable and customer accounts as of December 31, 2018 and December 31, 2017:

	As of December 31,
	2018	2017
	(In millions)
Cash and cash equivalents	$5,642	$5,387
Government and agency securities	9,380	6,651
Time deposits	389	739
Corporate debt securities	1,560	1,248
Funds receivable	3,091	4,217
Total funds receivable and customer accounts	$20,062	$18,242

Schedule of estimated fair value of our investments classified as available for sale included within funds receivable and customer accounts

As of December 31, 2018 and December 31, 2017, the estimated fair value of our investments classified as available-for-sale included within funds receivable and customer accounts was as follows:

	December 31, 2018
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Government and agency securities	$7,717	$2	$(1)	$7,718
Corporate debt securities	883	—	—	883
Total	$8,600	$2	$(1)	$8,601

	December 31, 2017
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Government and agency securities	$5,946	$—	$(5)	$5,941
Corporate debt securities	529	—	—	529
Total	$6,475	$—	$(5)	$6,470

Schedule of estimated fair values of investments classified as available for sale included within funds receivable and customer accounts by date of contractual maturity
The estimated fair values of our investments classified as available-for-sale included within funds receivable and customer accounts by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$8,565
One year through two years	36
Total	$8,601

The estimated fair values of our short-term and long-term investments classified as available-for-sale by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$390
One year through two years	492
Two years through three years	110
Three years through four years	57
Four years through five years	—
Greater than five years	7
Total	$1,056